Direxion Value Line Small- and Mid-Cap High Dividend ETF
Direxion Value Line Small- and Mid-Cap High Dividend ETF
Investment Objective
The Direxion Value Line® Small- and Mid-Cap High Dividend ETF (the “Fund”) seeks investment results, before fees and expenses, that track the Value Line® Small- and Mid-Cap High Dividend Yield Index.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Value Line Small- and Mid-Cap High Dividend ETF
Management Fees	[1]	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses of the Fund	[1][2]	0.63%
Total Annual Fund Operating Expenses	[1]	1.08%
Expense Cap/Reimbursement	[1]	(0.50%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	[1]	0.58%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2016, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.58% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[2]	Other Expenses are estimated for the Fund's current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Direxion Value Line Small- and Mid-Cap High Dividend ETF	59	294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets in the securities that comprise the Value Line® Small- and Mid-Cap High Dividend Yield Index (“Index”).

The Index is developed by Value Line Publishing LLC (“Value Line”) and calculated by the NYSE Group, Inc. The Index is composed of 50 small- and mid-cap securities selected using criteria based on Value Line’s Timeliness™, Performance and Safety™ Rankings and Financial Strength Rating. The Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies that pay above average dividends. The Index is reviewed weekly by Value Line and a stock will be replaced if its Timeliness™, Performance or Safety™ Rankings or Financial Strength Rating fall significantly. Index components may be replaced quarterly and the positions are re-weighted annually.

The Timeliness™ Ranking measures the expected price performance of a stock relative to the other stocks in the universe over the next six to 12 months and is assigned each week to each of the approximately 1,700 stocks in the Value Line universe. (A Timeliness™ Ranking may not be assigned to a particular stock if the stock has a short trading history, or if there are news announcements or other developments.) The factors considered in the Timeliness™ Ranking include: (i) a company’s earnings growth; (ii) a company’s earnings growth over the past ten years in relation to the recent price performance of the company’s stock relative to all of the approximately 1,700 stocks in the Value Line universe; (iii) a company’s recent quarterly earnings performance; and (iv) a company’s report of results that are significantly better or worse than market expectations.

The Performance Ranking is similar to the Timeliness™ Ranking and is available for small- and mid-cap stocks for which a Timeliness™ Ranking is not computed. It measures the expected price performance of a stock relative to the other Performance-Ranked stocks for the next six to 12 months. The factors considered in the Performance Ranking include: (i) a company’s earnings growth; (ii) a company’s earnings growth over the past five to ten years in relation to the price performance of the company’s stock relative to all stocks with at least two years of pricing data and financial statements tracked by Value Line other than the 1,700 Timeliness™-Ranked stocks (approximately 2,600 stocks); (iii) a company’s recent quarterly earnings performance; and (iv) a modified measure of the difference between recent earnings reports and pre-existing market expectations, if available.

The Safety™ Ranking measures the volatility of each stock in the Value Line universe through its Price Stability Score and Financial Strength Rating. The Price Stability score for a stock is based on a ranking of the standard deviation of weekly percent changes in the price of the stock over the last five years. Standard deviation is the measure of dispersion of historical returns around a mean rate of return, and a lower standard deviation indicates less volatility.

The Financial Strength Rating is a measure of a company’s financial condition and Value Line reviews a number of balance sheet and income statement factors to assign a rating. These factors include, but are not limited to, a company’s long-term debt to total capital ratio, short-term debt, amount of cash on hand, the level of net income, the level and growth of sales over time, and the consistency of sales, profits and returns on capital and equity over an extended timeframe.

Components of the Index include companies in the financial, utilities, energy and materials industries. The component securities included in the Index have capitalizations ranging from $485 million to $4.87 billion as of December 31, 2014. The components of the Index and the percentages represented by certain industries in the Index may change over time. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Although the Fund intends to fully replicate the Index, at times the Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index, including exchange traded funds (“ETFs”) and other investment companies. The Fund seeks to remain fully invested at all times consistent with its investment objective. If the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund. To the extent the Fund experiences regular cash purchases or redemptions of its shares, it may reposition its portfolio more frequently. Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its investment objective. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Energy Securities Risk

The Fund invests in securities issued by companies that develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies and legislation. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, impact the Fund’s performance.

Equity Securities Risk

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Financial Sector Risk

The Fund will invest in securities issued by financial services companies. As a result, the Fund is subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. This sector has experiences significant losses in the recent past, and the impact of more stringent capital requirements and recent or future regulation on any individual company or the sector as a whole cannot be predicted.

Index Correlation/Tracking Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio to remain consistent with its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

Liquidity Risk

Some securities held by the Fund may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Materials Sector Risk

Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, and governmental regulations.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAV and total return may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Replication Strategy Risk

The Fund may be exposed to additional market risk because of its investment strategy of investing principally in the securities included in the Index. As a result, securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

Small- and Mid-Capitalization Company Risk

Investing in the securities of small- and/or mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies. Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.

Utilities Sector Risk

The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Special Risks of Exchange-Traded Funds

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The Fund’s investment results are measured based upon the NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com/etf-perform or by calling the Fund toll free at 1-866-476-7523.